Commitments and contingencies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Commitments
In the ordinary course of business, the Company enters into purchase commitments for goods and services including various products and capital expenditures for property, plant and equipment. The Company had purchase commitments for capital expenditures of $222 million and other contractual commitments for products and intangibles of $683 million as of September 30, 2025.
Contingencies
In the ordinary course of conducting its business activities, the Company is involved in judicial, administrative and regulatory investigations and proceedings, as well as lawsuits and claims of various natures, involving both private parties and governmental authorities, relating to product liability, general and commercial liability, competition, environmental, employment, health and safety and other matters. These claims and proceedings include insured, self-insured, and uninsured matters that are brought on an individual, collective, representative and class-action basis.
The Company records a liability for contingencies when the occurrence of a loss is probable and the amount can be reasonably estimated, and records legal fees as incurred. If a range of amounts can be reasonably estimated and no amount within the range is a better estimate than any other amount, then the minimum of the range is accrued. The Company does not accrue liabilities when the likelihood that the liability has been incurred is probable but the amount cannot be reasonably estimated or when the liability is believed to be only reasonably possible or remote. For contingencies where an unfavorable outcome is probable or reasonably possible and which are material, the Company discloses the nature of the contingency and, where an estimate can reasonably be made, an estimate of the possible loss. Accruals are based on the best information available, but in certain situations, management is unable to estimate an amount or range of a reasonably possible loss, including, but not limited to, when: (1) the damages are indeterminate, (2) the proceedings are in the early stages, (3) numerous parties are involved, or (4) the matter involves novel or unsettled legal theories.
The aggregate range of reasonably possible losses in excess of accrued liabilities, if any, associated with these unresolved legal actions is not material. In some cases, the Company cannot reasonably estimate a range of loss because there is insufficient information regarding the matter. Although it is not possible to predict with certainty the outcome of these unresolved legal actions, the Company believes that these actions will not individually or in the aggregate have a material adverse effect on our consolidated results of operations, financial position or liquidity. In the third quarter of 2025, the Company accrued nonrecurring legal costs of approximately $40 million, consisting primarily of litigation and settlement costs that were mainly paid in the fourth quarter of 2025.
Warranties
The Company provides standard warranties on many of its products within the Building Envelope segment. The liability for standard warranty programs is included in Other current liabilities and Other noncurrent liabilities.
The change in the standard warranty liability for the nine months ended September 30, 2025 and 2024 is as follows:

(In millions)	2025	2024
Balance as of January 1	$60	$18
Increase for warranties issued	12	10
Increase for pre-existing warranties	23	52
Decrease for payments	(26)	(22)
Balance as of September 30	$69	$58

The Company increased the standard pre-existing warranty accrual for the Building Envelope segment by $4 million and $40 million for the three months ended September 30, 2025 and 2024, respectively, and $23 million and $52 million for the nine months ended September 30, 2025 and 2024, respectively, which was recorded in Cost of revenues on the unaudited condensed consolidated statements of operations, notably attributed to a pre-acquisition manufacturing issue. The increase in the pre-existing accrual associated with the Company’s standard warranty program was influenced by important factors such as the long-tail line of coverage, persistent claims experience, and relatively immature claims history.
Environmental matters
The Company’s operations are subject to and affected by federal, state, provincial and local laws and regulations relating to, among other things, environmental matters (including climate change and greenhouse gas emissions), health and safety matters (including related to the use of hazardous materials) and other regulatory matters. Environmental operating permits, which are subject to modification, renewal and revocation, may be required for the Company’s operations. The Company monitors and reviews its operations, procedures and policies for compliance with these laws and regulations. Despite these compliance efforts, risk of environmental liability is inherent in the operation of the Company’s business, as it is with other companies engaged in similar businesses, and there can be no assurance that environmental liabilities or noncompliance will not have a material adverse effect on the Company’s financial condition, results of operations or liquidity.
The Company accrued environmental remediation obligations of $65 million and $64 million for cleanup, restoration and ongoing maintenance and monitoring requirements as of September 30, 2025 and December 31, 2024, respectively, which are included in Other current liabilities and Other noncurrent liabilities on the condensed consolidated balance sheets.
Off balance sheet arrangements
Periodically, the Company enters into off balance sheet commitments, including surety bonds and letters of credit, to fulfill certain obligations related to specific projects, insurance and site restoration. As of September 30, 2025 and December 31, 2024, the Company had outstanding commitments amounting to $788 million and $809 million, respectively. Historically, no material claims have been made against these financial instruments. The Company did not have any other off balance sheet arrangements as of September 30, 2025 and December 31, 2024.
Self-insurance reserves
The Company’s wholly-owned captive insurance company, Mountain Prairie Insurance Company (“MPIC”), which is subject to applicable insurance rules and regulations, is the primary insurer for the Company’s exposure related to workers’ compensation, general liability, property, product liability and automobile liability. Additionally, the Company maintains a self-insurance reserve for health insurance programs offered to eligible employees. The Company purchases excess coverage from unrelated insurance carriers and obtains third-party coverage for other forms of insurance.
MPIC establishes a reserve for estimated losses on reported claims and those incurred but not yet reported utilizing actuarial projections and historical trends. The reserves are classified within Other current liabilities or Other noncurrent liabilities on the condensed consolidated balance sheets based on projections of when the estimated loss will be paid. The estimates that are utilized to record potential losses on claims are inherently subjective, and actual claims could differ from amounts recorded, which could result in an increase or decrease of expense in future periods.
Self-insurance reserves, excluding certain amounts recorded in Accounts payable, were $129 million and $89 million as of September 30, 2025 and December 31, 2024, respectively.

Note 17. Commitments and contingencies
Commitments
In the ordinary course of business, the Company enters into purchase commitments for goods and services including various products and capital expenditures for property, plant and equipment. The Company had purchase commitments for capital expenditures of $129 million and other contractual commitments for products and intangibles of $687 million as of December 31, 2024.
Contingencies
In the ordinary course of conducting its business activities, the Company is involved in judicial, administrative and regulatory investigations and proceedings, as well as lawsuits and claims of various natures, involving both private parties and governmental authorities, relating to product liability, general and commercial liability, competition, environmental, employment, health and safety and other matters. These claims and proceedings include insured and uninsured matters that are brought on an individual, collective, representative and class-action basis.
The Company records a liability for those contingencies when the incurrence of a loss is probable and the amount can be reasonably estimated, and records legal fees as incurred. If a range of amounts can be reasonably estimated and no amount within the range is a better estimate than any other amount, then the minimum of the range is accrued. The Company does not accrue liabilities when the likelihood that the liability has been incurred is probable but the amount cannot be reasonably estimated or when the liability is believed to be only reasonably possible or remote. For contingencies where an unfavorable outcome is probable or reasonably possible and which are material, the Company discloses the nature of the contingency and, where an estimate can reasonably be made, an estimate of the possible loss. Accruals are based on the best information available, but in certain situations, management is unable to estimate an amount or range of a reasonably possible loss, including, but not limited to, when: (1) the damages are indeterminate, (2) the proceedings are in the early stages, (3) numerous parties are involved, or (4) the matter involves novel or unsettled legal theories.
The Company provides standard warranties on many of its products within the Building Envelope segment. The liability for standard warranty programs is included in Other current liabilities and Other noncurrent liabilities. The change in the standard warranty liability for the year ended December 31, 2024 and 2023 is as follows:

(In millions)	2024	2023
Balance as of January 1	$18	$5
Increase for warranties issued	16	16
Increase for pre-existing warranties	58	—
Additions from business acquisitions	—	12
Decrease for payments	(32)	(15)
Balance as of December 31	$60	$18

During the year ended December 31, 2024, the Company increased the standard pre-existing warranty accrual for the Building Envelope segment by $58 million, which was recorded in Cost of revenues on the combined statement of operations, notably attributed to a pre-acquisition manufacturing issue. While the paid loss experience related to this specific manufacturing issue started to present itself in late 2023, the paid loss experience was still relatively immature at December 31, 2023. The increase in the pre-existing accrual associated with the Company’s standard warranty program at December 31, 2024 was influenced by important factors such as the long-tail line of lifetime coverage, the continuation of high product liability claims costs and the accelerated processing of product liability claims.
Environmental matters
The Company’s operations are subject to and affected by federal, state, provincial and local laws and regulations relating to, among other things, environmental matters (including climate change and greenhouse gas emissions), health and safety matters (including related to the use of hazardous materials) and other regulatory matters. Environmental operating permits, which are subject to modification, renewal and revocation, may be required for the
Company’s operations. The Company regularly monitors and reviews its operations, procedures and policies for compliance with these laws and regulations. Despite these compliance efforts, risk of environmental liability is inherent in the operation of the Company’s business, as it is with other companies engaged in similar businesses, and there can be no assurance that environmental liabilities or noncompliance will not have a material adverse effect on the Company’s financial condition, results of operations or liquidity.
It is reasonably possible that our exposure will exceed amounts accrued. However, due to uncertainties about the status of laws, regulations, technology and information related to individual sites and lawsuits, such amounts are not reasonably estimable. The Company had accrued environmental remediation obligations of $64 million and $71 million for cleanup, restoration and ongoing maintenance and monitoring requirements as of December 31, 2024 and 2023, respectively, which are included in Other current liabilities and Other noncurrent liabilities on the combined balance sheets.
Off balance sheet arrangements
Periodically, the Company enters into off balance sheet commitments, including surety bonds and letters of credit, to fulfill certain obligations related to specific projects, insurance and site restoration. As of December 31, 2024 and 2023, the Company had outstanding commitments amounting to $809 million and $742 million, respectively. Historically, no material claims have been made against these financial instruments. The Company did not have any other off balance sheet arrangements as of December 31, 2024 and 2023.
Parent lease guarantee
The Company has a lease agreement with a third party for a plant in Salt Lake City, Utah with an estimated lease liability of $80 million that was guaranteed by Parent as of December 31, 2024.